Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Mar. 13, 2012
(Columbia High Yield Opportunity Fund) | BofA Merrill Lynch US High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	15.10%
5 Years	8.66%
10 Years	8.84%
(Columbia Corporate Income Fund) | Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.00%
5 Years	6.05%
10 Years	6.57%
(Columbia Corporate Income Fund) | 85-15 Barclays Capital U.S. Corporate Index/BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.92%
5 Years	6.50%
10 Years	6.96%